Form N-1A Supplement	Feb. 28, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares Trust
Supplement dated September 1, 2026 (the “Supplement”)
to the currently effective Prospectus and Statement of Additional Information (the
“SAI”) for the iShares Government/Credit Bond ETF (GBF) (the “Fund”)
This supplement includes and supersedes information contained in the Prospectus and SAI supplement dated June 29, 2026.
Effective September 1, 2026, the following changes are made to the Fund’s Prospectus:
1.	Name and Ticker Symbol
The Fund’s name is changed to “iShares 1‑10 Year U.S. Aggregate Bond ETF”, and the Fund’s ticker symbol is changed to “AGGM”. Accordingly, all references in the Prospectus to “iShares Government/Credit Bond ETF” are replaced with “iShares 1‑10 Year U.S. Aggregate Bond ETF”, and all references to “GBF” are replaced with “AGGM”.
2.	Investment Objective
In the Fund Summary, the disclosure under the “Investment Objective” heading is deleted and replaced with the following:
The iShares 1‑10 Year U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade bonds with remaining effective maturities primarily between one and ten years.
3.	Fees and Expenses
a.	In the Fund Summary, under the “Fees and Expenses” heading, the following is added after the first paragraph:
BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA, or its affiliates, through June 30, 2031. The contractual waiver may be terminated prior to June 30, 2031 only upon written agreement of the Trust and BFA.
b.	In the Fund Summary, under the “Fees and Expenses” heading, the Annual Fund Operating Expenses table and the Example are deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1,2]

Management Fee	0.03%

Other Expenses	0.00%

Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses	0.03%

Fee Waiver and/or Expense Reimbursement	(0.00)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.03%
[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years

Example Fund Costs	$3	$10	$17	$39
4.	Principal Strategies
In the Fund Summary, the first six paragraphs under the “Principal Investment Strategies” heading are deleted and replaced with the following:
The Fund seeks to track the investment results of the Bloomberg Intermediate US Aggregate Index (the “Underlying Index”), which is a subset of the Bloomberg US Aggregate Index. The Underlying Index measures the performance of certain U.S. dollar-denominated fixed-rate bonds that are rated investment grade, as determined by Bloomberg Index Services Limited (the “Index Provider” or “Bloomberg”).
Non‑securitized bonds included in the Underlying Index must have greater than one year and less than 10 years until final maturity, but this maturity constraint is not applied for securitized bonds included in the Underlying Index. The remaining effective maturity of a securitized instrument (e.g., a mortgage-backed pass-through security that includes 30‑year mortgages) is measured using weighted average life (“WAL”) – i.e., the average length of time that each dollar of unpaid principal remains outstanding. The remaining effective maturity of most securitized instruments included in the Underlying Index, as measured by WAL, historically has been 1‑10 years, including due to prepayments of principal.
The Underlying Index includes U.S. Treasury bonds, government-related bonds (i.e., U.S. and non‑U.S. agency, sovereign, quasi-sovereign, supranational and local authority debt), U.S. and non‑U.S. corporate bonds, mortgage-backed pass-through securities (“MBS”), commercial mortgage-backed securities (“CMBS”) (agency and non‑agency), and asset-backed securities (“ABS”). U.S. Treasuries, government-related bonds and corporate bonds must have at least $300 million par amount outstanding. MBS must have at least $1 billion par amount outstanding at the cohort level. ABS must have at least $500 million deal size at issuance and at least $25 million tranche size. CMBS must have at least $500 million deal size at issuance, at least $300 million amount outstanding remaining in the deal and at least $25 million tranche size.
Most transactions in fixed-rate MBS occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, known as to‑be‑announced transactions (“TBAs”). The Fund may regularly enter into TBAs. The Fund, pending settlement of TBAs, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund’s own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.
Among the instruments excluded from the Underlying Index are tax‑exempt municipal securities, inflation-linked bonds, floating-rate securities, structured notes, private placements (except for Rule 144A bonds with registration rights), Eurodollar issues and contingent capital securities.
The Underlying Index is market capitalization-weighted, and its components are updated on the last business day of each month.
As of August 3, 2026, the Underlying Index had approximately 10,590 constituents, and a significant portion of the Underlying Index was represented by MBS and U.S. Treasury securities. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d‑1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Directors (the “Board”) upon 60 days’ notice to shareholders.
In addition, the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help the Fund track the Underlying Index. Additionally, the Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index.
5.	Principal Risks:
In the Fund Summary, the following risk disclosures are added under the “Summary of Principal Risks” heading:
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those debt obligations may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the debt obligation’s maturity, which may cause the Fund to have to reinvest in instruments with lower yields or a higher risk of default, resulting in a decline in the Fund’s income or return potential.
U.S. Agency Mortgage-Backed Securities Risk. MBS represent interests in “pools” of mortgages and are subject to interest rate, prepayment, and extension risk. MBS may be issued or guaranteed by the U.S. government or one of its agencies or sponsored entities. Some MBS may not be backed by the full faith and credit of the U.S. government and thus represent greater credit risk. MBS react differently than other bonds to changes in interest rates due to prepayment and extension risks. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. MBS prices may reflect adverse economic and market conditions. MBS are subject to the risk of default on the underlying mortgage loans, particularly during periods of economic downturn. The default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses.
6.	Performance Information
In the Fund Summary, the Average Annual Total Returns table under the “Performance Information” heading is deleted in its entirety and replaced with the following:
Average Annual Total Returns (%)
(for the periods ended December 31, 2025)

	One Year	Five Years	Ten Years

Fund Inception: 1/5/2007

Return Before Taxes	6.59%	-0.81%	1.94%

Return After Taxes on Distributions	4.95%	-1.94%	0.88%

Return After Taxes on Distributions and Sale of Fund Shares	3.88%	-1.10%	1.03%

Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)	7.58%	0.06%	2.44%

Bloomberg Intermediate US Aggregate Index (Spliced)[1] (Returns do not reflect deductions for fees, expenses or taxes)	6.88%	-0.59%	2.16%
[1]	The Bloomberg Intermediate US Aggregate Index (Spliced) reflects the performance of the Bloomberg U.S. Government/Credit Bond Index through August 31, 2026 and the Bloomberg Intermediate US Aggregate Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Government/Credit Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares Trust
Supplement dated September 1, 2026 (the “Supplement”)
to the currently effective Prospectus and Statement of Additional Information (the
“SAI”) for the iShares Government/Credit Bond ETF (GBF) (the “Fund”)
This supplement includes and supersedes information contained in the Prospectus and SAI supplement dated June 29, 2026.
Effective September 1, 2026, the following changes are made to the Fund’s Prospectus:
1.	Name and Ticker Symbol
The Fund’s name is changed to “iShares 1‑10 Year U.S. Aggregate Bond ETF”, and the Fund’s ticker symbol is changed to “AGGM”. Accordingly, all references in the Prospectus to “iShares Government/Credit Bond ETF” are replaced with “iShares 1‑10 Year U.S. Aggregate Bond ETF”, and all references to “GBF” are replaced with “AGGM”.
2.	Investment Objective
In the Fund Summary, the disclosure under the “Investment Objective” heading is deleted and replaced with the following:
The iShares 1‑10 Year U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade bonds with remaining effective maturities primarily between one and ten years.
3.	Fees and Expenses
a.	In the Fund Summary, under the “Fees and Expenses” heading, the following is added after the first paragraph:
BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA, or its affiliates, through June 30, 2031. The contractual waiver may be terminated prior to June 30, 2031 only upon written agreement of the Trust and BFA.
b.	In the Fund Summary, under the “Fees and Expenses” heading, the Annual Fund Operating Expenses table and the Example are deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1,2]

Management Fee	0.03%

Other Expenses	0.00%

Acquired Fund Fees and Expenses	0.00%

Total Annual Fund Operating Expenses	0.03%

Fee Waiver and/or Expense Reimbursement	(0.00)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.03%
[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years

Example Fund Costs	$3	$10	$17	$39
4.	Principal Strategies
In the Fund Summary, the first six paragraphs under the “Principal Investment Strategies” heading are deleted and replaced with the following:
The Fund seeks to track the investment results of the Bloomberg Intermediate US Aggregate Index (the “Underlying Index”), which is a subset of the Bloomberg US Aggregate Index. The Underlying Index measures the performance of certain U.S. dollar-denominated fixed-rate bonds that are rated investment grade, as determined by Bloomberg Index Services Limited (the “Index Provider” or “Bloomberg”).
Non‑securitized bonds included in the Underlying Index must have greater than one year and less than 10 years until final maturity, but this maturity constraint is not applied for securitized bonds included in the Underlying Index. The remaining effective maturity of a securitized instrument (e.g., a mortgage-backed pass-through security that includes 30‑year mortgages) is measured using weighted average life (“WAL”) – i.e., the average length of time that each dollar of unpaid principal remains outstanding. The remaining effective maturity of most securitized instruments included in the Underlying Index, as measured by WAL, historically has been 1‑10 years, including due to prepayments of principal.
The Underlying Index includes U.S. Treasury bonds, government-related bonds (i.e., U.S. and non‑U.S. agency, sovereign, quasi-sovereign, supranational and local authority debt), U.S. and non‑U.S. corporate bonds, mortgage-backed pass-through securities (“MBS”), commercial mortgage-backed securities (“CMBS”) (agency and non‑agency), and asset-backed securities (“ABS”). U.S. Treasuries, government-related bonds and corporate bonds must have at least $300 million par amount outstanding. MBS must have at least $1 billion par amount outstanding at the cohort level. ABS must have at least $500 million deal size at issuance and at least $25 million tranche size. CMBS must have at least $500 million deal size at issuance, at least $300 million amount outstanding remaining in the deal and at least $25 million tranche size.
Most transactions in fixed-rate MBS occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, known as to‑be‑announced transactions (“TBAs”). The Fund may regularly enter into TBAs. The Fund, pending settlement of TBAs, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund’s own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.
Among the instruments excluded from the Underlying Index are tax‑exempt municipal securities, inflation-linked bonds, floating-rate securities, structured notes, private placements (except for Rule 144A bonds with registration rights), Eurodollar issues and contingent capital securities.
The Underlying Index is market capitalization-weighted, and its components are updated on the last business day of each month.
As of August 3, 2026, the Underlying Index had approximately 10,590 constituents, and a significant portion of the Underlying Index was represented by MBS and U.S. Treasury securities. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d‑1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Directors (the “Board”) upon 60 days’ notice to shareholders.
In addition, the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help the Fund track the Underlying Index. Additionally, the Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index.
5.	Principal Risks:
In the Fund Summary, the following risk disclosures are added under the “Summary of Principal Risks” heading:
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those debt obligations may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the debt obligation’s maturity, which may cause the Fund to have to reinvest in instruments with lower yields or a higher risk of default, resulting in a decline in the Fund’s income or return potential.
U.S. Agency Mortgage-Backed Securities Risk. MBS represent interests in “pools” of mortgages and are subject to interest rate, prepayment, and extension risk. MBS may be issued or guaranteed by the U.S. government or one of its agencies or sponsored entities. Some MBS may not be backed by the full faith and credit of the U.S. government and thus represent greater credit risk. MBS react differently than other bonds to changes in interest rates due to prepayment and extension risks. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. MBS prices may reflect adverse economic and market conditions. MBS are subject to the risk of default on the underlying mortgage loans, particularly during periods of economic downturn. The default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses.
6.	Performance Information
In the Fund Summary, the Average Annual Total Returns table under the “Performance Information” heading is deleted in its entirety and replaced with the following:
Average Annual Total Returns (%)
(for the periods ended December 31, 2025)

	One Year	Five Years	Ten Years

Fund Inception: 1/5/2007

Return Before Taxes	6.59%	-0.81%	1.94%

Return After Taxes on Distributions	4.95%	-1.94%	0.88%

Return After Taxes on Distributions and Sale of Fund Shares	3.88%	-1.10%	1.03%

Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)	7.58%	0.06%	2.44%

Bloomberg Intermediate US Aggregate Index (Spliced)[1] (Returns do not reflect deductions for fees, expenses or taxes)	6.88%	-0.59%	2.16%
[1]	The Bloomberg Intermediate US Aggregate Index (Spliced) reflects the performance of the Bloomberg U.S. Government/Credit Bond Index through August 31, 2026 and the Bloomberg Intermediate US Aggregate Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.